Significant Accounting Policies - Estimated Useful Lives for Depreciation Using Straight Line Method of Other Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	5 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	35 years
Owned aircraft [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	15 years
Owned aircraft [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	20 years
Jet engines [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	15 years
Jet engines [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	20 years
Other flight equipment, including rotables [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	3 years
Other flight equipment, including rotables [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	15 years
Machinery and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	4 years
Machinery and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	10 years